Cash, Cash Equivalents and Short-Term Investments (Tables)	12 Months Ended
Jul. 31, 2019
Categories of current financial assets [abstract]
Schedule of cash, cash equivalents and short-term investments
			July 31, 2019	July 31, 2018
			Total	Total
	Interest rate
Operating cash	–		$5,993	$66,438
High interest savings accounts	1.45%–2.10%		107,575	32,604
Total cash and cash equivalents			$113,568	$99,042

Term deposits & GIC	2.85%–4.25%	maturity of 3 to 12 months	$25,937	$145,747
Total short-term investments			$25,937	$145,747